INVENTORY (Narrative) (Details) - CAD ($) $ in Thousands		12 Months Ended
	Nov. 06, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Classes Of Inventories [Line Items]
Inventory expensed to cost of goods sold		$ 43,199	$ 35,154	$ 63,517
Non-cash expense related to the changes in fair value of inventory sold		0	984	4,342
Realized fair value adjustments on inventory sold in the period		0	$ 984	$ 1,814
Discontinued operations [member]
Classes Of Inventories [Line Items]
Realized fair value adjustments on inventory sold in the period	$ 2,528